Stock-Based Compensation (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 02, 2026	Nov. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecognized compensation expense related to unvested options			$ 203,000	$ 191,000	$ 203,000	$ 191,000	$ 261,467	$ 212,936
Period for unrecognized compensation expense related to unvested options yet has not been recognized					8 years 10 months 13 days	9 years 3 months	8 years 10 months 13 days	9 years 3 months
Weighted-average grant-date fair value per option granted							$ 240	$ 17,000
2023 Employee Stock Purchase [Member]
Equity incentive plan, description									The aggregate number of shares of common stock that may be purchased pursuant to the Purchase Plan automatically increases on January 1 of each year ending on January 1, 2033, in an amount equal to the lesser of one percent (1%) of the total number of shares of the fully diluted common stock (as defined in the ESPP) determined as of December 31 of the preceding year, or a number of shares of common stock equal to two hundred percent (200%) of the initial share reserve of 114.
Expiration date									Jan. 01, 2033
Percentage of number of shares of fully diluted common stock									1.00%
Percentage of automatic increase in initial share reserve									200.00%
Initial share reserve									114
2023 Equity Incentive Plan [Member]
Equity incentive plan, description									The aggregate number of shares of common stock that may be issued under the EIP automatically increases on January 1 of each year ending on January 1, 2033, in an amount equal to 5% of the total number of shares of the fully diluted common stock determined as of December 31 of the preceding year.
Expiration date									Jan. 01, 2033
Percentage of number of shares of fully diluted common stock									5.00%
General and Administrative Expenses [Member]
Stock-based compensation expense							$ 107,683	$ 130,997
Restricted Stock Units (RSUs) [Member]
Period for unrecognized compensation expense related to unvested options yet has not been recognized					1 year 8 months 23 days	2 years 3 months	2 years 3 months	1 year 2 months 12 days
Vesting period					4 years		4 years
Percentage of vesting on each anniversary					25.00%		25.00%
Unrecognized compensation cost			1,542,000	191,000	$ 1,542,000	$ 191,000	$ 2,342,212	$ 158,032
Restricted Stock Units (RSUs) [Member] | General and Administrative Expenses [Member]
Stock-based compensation expense			1,065,000	1,043,000			$ 2,466,707	$ 1,034,683
Restricted Stock Units (RSUs) [Member] | Quarterly Vesting [Member]
Vesting period					1 year		1 year
Percentage of vesting on each anniversary					25.00%		25.00%
Restricted Stock Units (RSUs) [Member] | First Anniversary Vesting [Member]
Vesting period					1 year		1 year
Percentage of vesting on each anniversary					100.00%		100.00%
CEO Award [Member]
Stock-based compensation expense		$ 104,841	324,000		$ 541,000
Stock grants		2,000,000.0
CEO Award [Member] | Minimum [Member]
Specified market capitalization thresholds		15,000,000.0
Stock grants		250,000
CEO Award [Member] | Maximum [Member]
Specified market capitalization thresholds		30,000,000.0
Stock grants		$ 750,000
Reverse Stock Split [Member] | Common Class B [Member]
Shares issued to CEO	2,230
Reverse Stock Split [Member] | Common Class B [Member] | Bonus Payment [Member]
Shares issued to CEO	743
Reverse Stock Split [Member] | Achieving Market Capitalization Threshold [Member] | Common Class B [Member]
Shares issued to CEO	1,487
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Stock-based compensation expense			$ 23,000	$ 50,000